Feb. 12, 2016
Pzena Mid Cap Focused Value Fund
Pzena Mid Cap Focused Value Fund
February 12, 2016

Pzena Mid Cap Focused Value Fund

A series of Advisors Series Trust

Investor Class PZVMX

Institutional Class PZIMX

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated June 28, 2015, as supplemented

At the request of Pzena Investment Management, LLC (the “Adviser”), the investment adviser to the Pzena Mid Cap Focused Value Fund, the Board of Trustees (the “Board”) of Advisors Series Trust has approved a change to the name of the Pzena Mid Cap Focused Value Fund to the Pzena Mid Cap Value Fund (together, the “Fund”). In connection with this name change the Board also approved a change to the Fund’s principal investment strategy. The change is expected to provide Pzena Investment Management, LLC, the Fund’s investment adviser, with more flexibility in managing the portfolio. The “Principal Risks” of the Fund remain unchanged.

Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI.

•	All references in the Summary Prospectus, Prospectus and SAI to “Pzena Mid Cap Focused Value Fund” are replaced with “Pzena Mid Cap Value Fund”.

•
The fifth sentence of the first paragraph of the “Principal Investment Strategies” section on page 2 of the Summary Prospectus and pages 2 and 13 of the Prospectus is revised as follows (changes are in bold face type and underlined):

“The Fund’s portfolio will generally consist of 30 to 80~~40~~ stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.”

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Please retain this Supplement with your

Summary Prospectus, Prospectus and SAI for future reference.